OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2009	2010
	(EUR in thousands)
Insurance related assets	820,271	808,429
Deferred tax assets	396,029	1,066,580
Prepaid income taxes	256,542	191,821
Assets acquired through foreclosure proceedings	158,060	175,541
Brokerage auxiliary funds	19,757	10,378
Brokerage services settlement receivables	10,710	2,997
Private equity: Investees Assets	69,387	87,289
Prepaid expenses	99,140	165,246
Advances to employees	61,994	27,037
Unlisted equity securities	74,738	94,222
Hellenic Deposit and Investment Guarantee Fund	110,472	227,078
Receivables from Greek State	140,839	204,282
Checks and credit card transactions under settlement	128,977	221,922
Securities transactions under settlement	362,709	16,082
Trade and other receivables	112,495	112,164
Other	416,706	360,856
Total	3,238,826	3,771,924